Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 2,634,089	$ 413,346	¥ 1,778,783
Baidu
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 1,402,493	220,082	1,035,659
Proceeds from loans from related parties	¥ 650,000
Debt instrument maturity, year and month		2023-01
Baidu | Loans
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 50,000	$ 7,846	¥ 50,000